Funding debts - Additional information (Details) - Loans payable to investors of consolidated Trust	Dec. 31, 2020	Dec. 31, 2019
Funding debts
Funding debts weighted average interest rate	8.09%	7.94%
Maximum
Funding debts
Terms of funding debts	25 months	25 months
Minimum
Funding debts
Terms of funding debts	30 days	30 days